Document and Entity Information	Sep. 07, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	ESM Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001841420
Document Type	8-K
Document Period End Date	Sep. 07, 2022
Entity Incorporation State Country Code	E9
Entity File Number	001-40176
Entity Tax Identification Number	98-1576763
Entity Address, Address Line One	2229 San Felipe
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	(713)
Local Phone Number	579-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	ESM.U
Security Exchange Name	NYSE
Class 160 A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ESM
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ESM WS
Security Exchange Name	NYSE